Derivatives - Balance Sheet Impact (Details) - Embedded forward contracts - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepayments and other current assets
Derivatives
Notional	$ 182	$ 92
Derivative Fair Value	(1)	161
Total	181	253
Cryptocurrency receivable
Derivatives
Notional	83,743	46,856
Derivative Fair Value	4,089	22,726
Total	87,832	69,582
Accounts Payable
Derivatives
Notional	2,926	2,528
Derivative Fair Value	1	67
Total	2,927	2,595
Accrued liabilities and other current liabilities
Derivatives
Notional	6,893	5,995
Derivative Fair Value	(1,327)	1,568
Total	5,566	7,563
Long-term loans
Derivatives
Notional	49,760	14,015
Derivative Fair Value	(49)	(16)
Total	$ 49,711	$ 13,999